UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05689
Morgan Stanley Municipal Premium Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: May 31, 2009
Date of reporting period: August 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments August 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (175.2%)
	Alabama (2.4%)
$1,000	Jefferson County, Alabama, School Ser 2004 A	5.50%	01/01/22	$883,630
2,500	University of Alabama, Ser 2004 A (MBIA Insd)	5.25	07/01/20	2,657,275

				3,540,905

	Alaska (1.0%)
2,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	5.00	06/01/46	1,417,420

	Arizona (8.6%)
2,000	Glendale Industrial Development Authority, Arizona, John C Lincoln Health Ser 2005 B	5.00	12/01/37	1,715,840
2,870	Pima County Industrial Development Authority, Arizona, Tucson Electric Power Co Refg Ser 1988 A (FSA Insd)	7.25	07/15/10	2,888,425
8,004	Salt River Project Agricultural Improvement & Power District, Arizona, Ser 2002 B (a)	5.00	01/01/26	8,164,180

				12,768,445

	Arkansas (0.6%)
1,000	Washington County, Arkansas, Washington Regional Medical Center Ser 2005 A	5.00	02/01/35	892,470

	California (26.3%)
5,000	California Economic Recovery, Ser 2004 A (a)	5.00	07/01/39	5,288,875
2,000	California Educational Facilities Authority, Mills College Ser 2005 A	5.00	09/01/34	1,946,100
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,038,140
1,000	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/27	972,000
4,000	California, Various Purpose Dtd 11/01/06 (a)	4.50	10/01/36	3,572,500
3,000	California, Various Purpose Dtd 12/01/05	5.00	03/01/27	3,026,130
2,000	Camarillo Public Finance Authority, California, Wastewater Ser 2005 (AMBAC Insd)	5.00	06/01/36	1,979,120
4,005	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A-1 (a)	5.125	06/01/47	2,992,242
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	1,802,260
4,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	3,348,559
1,000	Kern County Board of Education, Refg 2006 Ser A COPs (MBIA Insd)	5.00	06/01/31	1,001,200
1,550	Los Angeles Department of Water & Power, California, 2001 Ser A	5.00	07/01/24	1,558,510
3,000	Los Angeles Department of Water & Power, California, 2004 Ser C (MBIA Insd) (a)	5.00	07/01/25	3,097,050
3,000	Oxnard Financing Authority, California, Wastewater 2004 Ser A (FGIC Insd)	5.00	06/01/29	2,992,081
3,000	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd) (a)	5.00	05/01/29	3,038,850
460	San Francisco City and County, Laguna Honda Hospital Ser 2008 R3 (AGC Insd) (a)	5.00	06/15/28	467,914

				39,121,531

	Colorado (5.1%)
1,400	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35	1,346,968
45	Colorado Housing Finance Authority, Ser 1997 A-2 (AMT)	7.25	05/01/27	45,753
2,000	Denver Convention Center Hotel Authority, Colorado, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	1,714,320
2,040	Fort Collins, Colorado, Ser 2004 A COPs (AMBAC Insd)	5.375	06/01/21	2,115,133
2,155	Fort Collins, Colorado, Ser 2004 A COPs (AMBAC Insd)	5.375	06/01/22	2,226,891
125	Public Authority For Colorado Energy, Natural Gas Purchase Revenue Ser 2008	6.25	11/15/28	121,496

				7,570,561

	District of Columbia (2.9%)
3,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	2,807,940
380	District of Columbia Washington, D.C., Ser 2008 E (BHAC Insd) (a)	5.00	06/01/28	389,999
380	District of Columbia Washington, D.C., Ser 2008 E (BHAC Insd) (a)	5.00	06/01/28	389,999
760	District of Columbia Washington, D.C., Ser 2008 E (BHAC Insd) (a)	5.00	06/01/28	779,997

				4,367,935

	Florida (13.8%)
2,000	Broward County Educational Facilities Authority, Florida, Nova Southeastern University Ser 2006 (AGC Insd)	5.00	04/01/31	1,983,860
2,460	JEA, Florida, Water & Sewer Sub-Second Crossover Ser (MBIA Insd)	5.00	10/01/24	2,501,180
2,500	Miami-Dade County, Florida, Miami Int’l Airport, Ser 2000 B (FGIC Insd)	5.75	10/01/24	2,621,050
5,000	Orlando Utilities Commission, Florida, Water & Electric Ser 2001	5.00	10/01/22	5,201,150
8,000	South Miami Health Facilities Authority, Florida, Baptist Health South Florida Ser 2007 RITES-PA-1488 (a)	5.00	08/15/42	7,456,520
1,000	St Johns County Industrial Development Authority, Florida, Glenmoor Ser 2006 A	5.25	01/01/26	845,260

				20,609,020

	Georgia (5.6%)
3,000	Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC Insd)	5.50	11/01/22	3,111,510
2,000	Georgia Road & Tollway Authority, Ser 2004	5.00	10/01/22	2,090,260
3,000	Georgia Road & Tollway Authority, Ser 2004	5.00	10/01/23	3,126,960

				8,328,730

	Idaho (0.9%)
1,240	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25	07/15/24	1,337,042

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Illinois (4.4%)
2,500	Chicago Park District, Illinois, 2004 Ser A (AMBAC Insd)	5.00	01/01/28	2,535,200
4,000	Chicago, Illinois, O’Hare Int’l Airport 3rd Lien Ser 2005 A (MBIA Insd)	5.25	01/01/26	4,036,080

				6,571,280

	Indiana (1.9%)
3,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	2,811,810

	Iowa (1.6%)
3,000	Tobacco Settlement Authority, Iowa, Ser 2005 C	5.50	06/01/42	2,348,610

	Kansas (0.9%)
1,500	Lawrence Memorial Hospital, Kansas Ser 2006	5.125	07/01/36	1,396,005

	Kentucky (2.3%)
3,215	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 2001 A (MBIA Insd)	5.375	05/15/22	3,385,041

	Louisiana (3.5%)
3,000	Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mtge Ser 2004 (MBIA Insd)	5.25	07/01/33	3,005,760
2,000	Louisiana Public Facilities Authority, Ochsner Clinic Ser 2002 (c)	5.50	05/15/32 (b)	2,259,280

				5,265,040

	Maryland (3.3%)
1,000	Baltimore County, Maryland, Oak Crest Village Ser 2007 A	5.00	01/01/37	903,390
2,430	Maryland Department of Housing and Community Development Administration, Ser 2006 P (AMT)	4.625	09/01/31	2,029,293
1,000	Maryland Health & Higher Education Facilities Authority, Johns Hopkins Hospital Ser 2003	5.00	11/15/28 (b)	1,089,480
1,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	942,250

				4,964,413

	Michigan (4.7%)
3,500	Kent Hospital Finance Authority, Michigan, Metropolitan Hospital Ser 2005 A	6.25	07/01/40	3,414,705
3,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46	2,754,960
870	Wayne State University, Michigan, Board of Governors Refg Ser 2008 (FSA Insd)	5.00	11/15/25	905,966

				7,075,631

	Minnesota (0.9%)
1,100	Glencoe, Minnesota, Glencoe Regional Health Ser 2005	5.00	04/01/31	967,054
320	Minnesota Housing Finance Agency, Rental 1995 Ser D (MBIA Insd)	6.00	02/01/22	324,192

				1,291,246

	Missouri (2.2%)
1,760	Fenton, Missouri, Gravois Bluffs Refg Ser 2006	4.50	04/01/21	1,760,968
1,340	Missouri Health & Educational Facilities Authority, Missouri, Baptist Medical Center Refg Ser 1989 (ETM)	7.625	07/01/18	1,575,572

				3,336,540

	Nevada (3.9%)
3,000	Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A (FGIC Insd)	5.25	06/01/22	3,147,600
1,600	State of Nevada, Capital Improvement and Cultural Affairs Ser 2008 C (FSA Insd) (a)	5.00	06/01/26	1,662,504
1,000	Reno, Nevada, Renown Regional Medical Center Ser 2007 A	5.25	06/01/37	928,660

				5,738,764

	New Jersey (7.8%)
2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/29	1,904,380
5,000	New Jersey Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00	01/01/30	5,006,050
2,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC Insd)	5.00	12/01/19	2,034,400
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1 A	4.625	06/01/26	2,485,200
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1 B	0.00	06/01/41	227,580

				11,657,610

	New York (23.0%)
3,000	Long Island Power Authority, New York, Ser 2004 A (AMBAC Insd)	6.375	12/01/37	2,969,820
3,000	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 B (MBIA)	5.50	07/01/20	3,188,670
2,000	Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3	5.125	06/01/46	1,734,140
1,440	New York City General Obligation, The Depository Trust Co., Fiscal 2009 Ser A (a)	5.25	08/15/27	1,495,415
1,440	New York City General Obligation, The Depository Trust Co., Fiscal 2009 Ser A (a)	5.25	08/15/27	1,495,415
2,000	New York City Industrial Development Agency, New York, 7 World Trade Center, LLC Ser A	6.25	03/01/15	2,022,180
4,000	New York City Industrial Development Agency, New York, American Airlines Inc Ser 2005 (AMT)	7.75	08/01/31	3,586,800
8,000	New York City Industrial Development Agency, New York, Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)	5.65	10/01/28	7,715,840
2,000	New York City Industrial Development Agency, New York, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	1,921,240
2,860	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00	04/01/28	2,972,255
1,995	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00	08/01/29	1,939,439
3,000	Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B	5.25	11/15/19	3,181,410

				34,222,624

	Ohio (4.4%)
2,400	American Municipal Power - Ohio, Inc. Ser 2008 A (AGC Insd) (a)	5.25	02/15/33	2,435,700
3,900	Montgomery County, Ohio, Franciscan Medical Center - Dayton Ser 1997	5.50	07/01/18	4,046,718

				6,482,418

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Pennsylvania (11.6%)
2,000	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A (a)	5.375	11/15/40	1,405,191
5,000	Lehigh County General Purpose Authority, Pennsylvania, St Luke’s of Bethlehem Hospital Ser A 2003	5.375	08/15/33	5,559,400
2,000	Pennsylvania Turnpike Commission, Ser R 2001 (AMBAC Insd)	5.00	12/01/30	2,002,600
2,000	Pennsylvania, First Ser 2003 (MBIA Insd) (a)	7.85	01/01/19	2,181,510
1,000	Philadelphia, Pennsylvania, Gas Works Eighteenth Ser (AGC Insd)	5.25	08/01/20	1,049,380
5,000	Swarthmore Boro Authority, Pennsylvania, Swarthmore College Ser 2001	5.00	09/15/31	5,034,950

				17,233,031

	Rhode Island (1.9%)
3,000	Rhode Island Economic Development Corporation, Airport 2005 Ser C (MBIA Insd)	5.00	07/01/28	2,868,840

	South Carolina (3.6%)
5,000	Charleston County School District, South Carolina, Ser 2004 A	5.00	02/01/22	5,195,700
35	Lexington County, South Carolina, Health Services District, Lexmed Inc, Ser 2007 A	5.00	11/01/16	36,015
165	Richland County Enviromental Improvement Revenue, South Carolina, International Paper Company Ser 2007 A	4.60	09/01/12	160,793

				5,392,508

	Tennessee (4.5%)
3,000	Johnson City Health & Educational Facilities Board, Tennessee, Mountain States Health Alliance Ser 2006 A	5.00	09/01/37	2,752,560
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A	5.25	09/01/19	3,923,720

				6,676,280

	Texas (15.0%)
4,000	Austin, Texas, Water & Wastewater Refg Ser 2001 A & B (FSA Insd) (a)	5.125	05/15/27	4,048,600
555	Bexar County Health Facilities Development Corp, Army Retirement Residence, Refg Ser 2007	5.00	07/01/27	499,478
735	Bexar County Health Facilities Development Corp, Army Retirement Residence, Refg Ser 2007	5.00	07/01/33	627,609
580	Bexar County Health Facilities Development Corp, Army Retirement Residence, Refg Ser 2007	5.00	07/01/37	490,402
1,125	Houston Independent School District, Harris County, Texas Ser 2008	5.00	02/15/26	1,160,123
8,700	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	8,888,529
775	Humble Independent School District, Harris County, Texas, Ser 2008 A	5.00	02/15/26	799,087
1,000	Lubbock Health Facilities Development Corporation, Texas, Carillon Senior Life Care Ser 2005 A	6.625	07/01/36	960,330
4,100	North Texas Tollway Authority Refg First Tier Ser 2008 D (AGC Insd)	0.00	01/01/28	1,367,268
1,000	Tarrant County Cultural Educational Facilities Finance Corp, Air Force Village II Inc Ser 2007	5.125	05/15/37	885,760
256	Taxas Municipal Gas Acquisition and Supply Corp. Ser 2008 D	6.25	12/15/26	244,645
2,400	University of Houston System, Board of Regents Rfg Ser 2008 (FSA Insd) (a)	5.00	02/15/33	2,429,922

				22,401,753

	Virginia (0.6%)
1,000	Fairfax County Economic Development Authority, Virginia, Goodwin House Inc. Ser 2007	5.125	10/01/42	870,960

	Washington (6.0%)
2,400	Goat Hill Properties, Washington, Governmental Office Ser 2005 (MBIA Insd)	5.00	12/01/33	2,389,584
1,930	Grant County Public Utility District #2, Washington, Wanapum Hydroelectric 2005 Ser A (FGIC Insd)	5.00	01/01/34	1,883,815
4,010	Port of Seattle, Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23	4,032,617
2,120	Washington State, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd)	0.00	12/01/29	700,257

				9,006,273

	Total Tax-Exempt Municipal Bonds
	(Cost $267,433,596)			260,950,736

NUMBER OF
SHARES (000)
	Short-Term Investment (6.7%)
	Investment Company (d)
10,032	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class (Cost $10,032,385)	10,032,385

	Total Investments
	(Cost $277,465,981)	270,983,121

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note Obligations Related to Securities Held (-28.1%)
$(41,848)	Notes with interest rates ranging from 1.81% to 2.19% at August 31, 2008 and contractual maturities of collateral ranging from 10/01/22 to 06/01/47 (e) (Cost $(41,848,000)).		(41,848,000)

	Total Net Investments	153.8%	229,135,121
	(Cost $235,617,981) (f) (g)
	Other Assets in Excess of Liabilities	1.9	2,840,557

	Preferred Shares of Beneficial Interest	(55.7)	(83,000,000)

	Net Assets Applicable to Common Shareholders	100.0%	$148,975,678

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Prerefunded to call date shown.

(c)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts in the amount of $1,081,902.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class .

(e)	Floating rate note obligations related to securities held – The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At August 31, 2008, Fund investments with a value of $55,764,638 are held by the Dealer Trusts and serve as collateral for the $41,848,000 in floating rate note obligations outstanding at that date.

(f)	Securities have been designated as collateral in an amount equal to $121,295,555 in connection with open futures and swap contracts.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at August 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

372	Long	U.S. Treasury Notes 10 Year	$42,966,000	$70,883
		December 2008

262	Long	Swap Futures 5 Year	28,504,783	342,585
		September 2008

142	Long	U.S. Treasury Notes 10 Year	16,569,625	155,830
		September 2008

63	Short	U.S. Treasury Notes 2 Year	(13,373,719)	(11,187)
		December 2008

156	Short	U.S. Treasury Notes 20 Year	(18,300,750)	7,970
		December 2008

233	Short	U.S. Treasury Notes 5 Year	(26,081,438)	(55,985)
		December 2008

675	Short	Swap Futures 10 Year	(75,578,906)	(1,715,739)

		September 2008

		Net unrealized depreciation		$(1,276,525)

Interest Rate Swap Contracts Open at August 31, 2008:

					UNREALIZED
	NOTIONAL	PAYMENTS	PAYMENTS	TERMINATION	APPRECIATION
COUNTERPARTY	AMOUNT (000)	RECEIVED BY FUND	MADE BY FUND	DATE	(DEPRECIATION)

Bank of America N. A.	$2,462	Fixed Rate 5.58	Floating Rate 0.00 @	February 28, 2018	$49,954

Bank of America N. A.	2,925	Fixed Rate 5.070	Floating Rate 0.00 @	April 14, 2018	3,013

Bank of America N. A.	2,710	Fixed Rate 4.982	Floating Rate 0.00 @	April 15, 2018	(5,854)

Bank of America N. A.	3,101	Floating Rate 0.00 @	Fixed Rate 5.99	February 28, 2023	(64,935)

Bank of America N. A.	3,740	Floating Rate 0.00 @	Fixed Rate 5.47	April 14, 2023	(22,851)

Bank of America N. A.	3,305	Floating Rate 0.00 @	Fixed Rate 5.38	April 15, 2023	(11,799)

JPMorgan Chase Bank N. A.	10,440	Fixed Rate 5.385%	Floating Rate 0.00% @	February 14, 2018	138,852

JPMorgan Chase Bank N. A.	13,300	Floating Rate 0.00 @	Fixed Rate 5.831	February 14, 2023	(219,184)

Merrill Lynch & Co.	3,615	Fixed Rate 5.00	Floating Rate 0.00 @	April 15, 2018	(5,495)

Merrill Lynch & Co.	4,635	Floating Rate 0.00 @	Fixed Rate 5.395	April 15, 2023	(18,494)

		Net unrealized depreciation			$(156,793)

@	Floating rate represents USD-3 months LIBOR.

MS Municipal Premium Income Trust
Notes to the Portfolio of Investments
FAS 157
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,“Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at August 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$229,135,121	$10,032,385	$219,102,736	—
Other Financial Instruments*	(1,433,318)	(1,276,525)	(156,793)	—

Total	$227,701,803	$8,755,860	$218,945,943	—

*	Other financial instruments include futures, forwards, options and swap contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (4) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Municipal Premium Income Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
October 21, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
October 21, 2008

/s/ Francis Smith Francis Smith
Principal Financial Officer
October 21, 2008

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